SCHEDULE OF RESTATED CONDENSED CONSOLIDATED STATEMENT OF OPERATIONS AND OTHER COMPREHENSIVE LOSS (Details) - USD ($)	3 Months Ended					9 Months Ended		12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Nov. 30, 2023	Dec. 31, 2022	Nov. 30, 2022
Revenue
Total revenue	$ 345,523		$ 226,907			$ 966,515	$ 622,667	$ 830,519		$ 1,202,890
Cost of revenue
Total cost of revenue	(185,654)		(86,435)			(478,436)	(237,824)	(334,825)		(688,365)
Gross profit	159,869		140,472			488,079	384,843	495,694		514,525
Operating expenses:
General and administrative expenses	(487,394)		(570,043)			(2,271,325)	(1,888,900)	(1,874,528)		(1,471,898)
Total operating expenses	(487,394)		(570,043)			(2,637,517)	(1,888,900)	(2,368,426)	$ 1,244,516	(1,471,898)	$ 689,646
Other income (expenses)
Other income	68,473		331,041			236,873	1,905,445	187,282		146,711
Loss on equity method investment, related party			(9,956)			(14,744)	(73,601)	(33,898)		(100,949)
Total other income	(209,618)		318,564			(127,865)	1,831,844	222,171	2,215,619	16,211	990,110
Income (loss) before provision for income taxes	(537,143)		(111,007)			(2,277,303)	327,787	(1,650,561)	971,103	(941,162)	300,464
Provision for income taxes			(45,124)				(375,004)		(422,230)		(186,923)
Net loss	(537,143)	$ (403,641)	(156,131)	$ (62,935)	$ 171,849	(2,277,303)	(47,217)	(1,650,561)	548,873	(941,162)	113,541
Less: Net income attributable to Non-Controlling Interests	11,349		1,559			(4,050)	3,759	3,830		4,836
Net income (loss) attributable to the common shareholders	(548,492)		(157,690)			(2,273,253)	(50,976)	(1,654,391)	$ 548,873	(945,998)	$ 113,541
Other comprehensive income:
Foreign exchange translation adjustment	(28,118)		(68,061)			(92,546)	6,294	2,999		19,608
Total Other comprehensive income, net of tax	(27,984)		(68,061)			(92,412)	6,294	2,999		19,608
Comprehensive income (loss):	(576,610)		(225,751)			(2,365,799)	(44,682)	(1,651,392)		(926,390)
Membership [Member]
Revenue
Total revenue							12,583	12,293		751,452
Cost of revenue
Total cost of revenue			(1,147)				(13,837)	(13,827)		(523,243)
Non Membership [Member]
Revenue
Total revenue	345,523		226,907			966,515	610,084	818,226		451,438
Cost of revenue
Total cost of revenue	$ (185,654)		$ (85,288)			$ (478,436)	(223,987)	$ (320,998)		(165,122)
Merger With HWH International Inc Nevada Corporation [Member]
Revenue
Total revenue							622,667
Cost of revenue
Total cost of revenue							(237,824)
Gross profit							384,843
Operating expenses:
General and administrative expenses							(1,325,599)
Total operating expenses							(1,325,599)
Other income (expenses)
Other income							161,330
Loss on equity method investment, related party							(73,601)
Total other income							87,729
Income (loss) before provision for income taxes							(853,027)
Provision for income taxes
Net loss							(853,027)
Less: Net income attributable to Non-Controlling Interests							3,759
Net income (loss) attributable to the common shareholders							(856,786)
Other comprehensive income:
Foreign exchange translation adjustment							6,294
Total Other comprehensive income, net of tax							6,294
Comprehensive income (loss):							(850,492)
Merger With HWH International Inc Nevada Corporation [Member] | Membership [Member]
Revenue
Total revenue							12,583
Cost of revenue
Total cost of revenue							(13,837)
Merger With HWH International Inc Nevada Corporation [Member] | Non Membership [Member]
Revenue
Total revenue							610,084
Cost of revenue
Total cost of revenue							(223,987)
Previously Reported [Member]
Revenue
Total revenue										1,202,890
Cost of revenue
Total cost of revenue										(656,054)
Gross profit										546,836
Operating expenses:
General and administrative expenses							(563,301)			(1,583,174)
Total operating expenses							(563,301)			(1,583,174)
Other income (expenses)
Other income							1,744,115			147,209
Loss on equity method investment, related party
Total other income							1,744,115			147,209
Income (loss) before provision for income taxes							1,180,814			(889,129)
Provision for income taxes							(375,004)
Net loss							805,810			(889,129)
Less: Net income attributable to Non-Controlling Interests										4,836
Net income (loss) attributable to the common shareholders							805,810			(884,293)
Other comprehensive income:
Foreign exchange translation adjustment										24,444
Total Other comprehensive income, net of tax										24,444
Comprehensive income (loss):							805,810			(859,849)
Previously Reported [Member] | Membership [Member]
Revenue
Total revenue										751,452
Cost of revenue
Total cost of revenue										(523,243)
Previously Reported [Member] | Non Membership [Member]
Revenue
Total revenue										451,438
Cost of revenue
Total cost of revenue										$ (132,811)